Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
BORROWINGS [Abstract]
Loans' outstanding amounts
	December 31,	December 31,
	2014	2013
Senior Notes	$375,000	$290,000
Loan for Nazira	459	528
Total borrowings	375,459	290,528
Plus: unamortized premium	—	3,156
Less: current portion	(69)	(69)
Total long-term borrowings	$375,390	$293,615

Principal payments
Amount in
thousands of
Year	U.S. dollars
2015	$69
2016	69
2017	69
2018	69
2019	69
2020 and thereafter	375,114
Total	$375,459